Annual Total Returns - BLACKROCK BASIC VALUE FUND, INC. (Class K Shares) [BarChart] - Class K - BLACKROCK BASIC VALUE FUND, INC. - Class K Shares	Oct. 28, 2020
Bar Chart Table:
Annual Return 2010	12.99%
Annual Return 2011	(2.69%)
Annual Return 2012	14.10%
Annual Return 2013	38.32%
Annual Return 2014	10.07%
Annual Return 2015	(5.80%)
Annual Return 2016	18.71%
Annual Return 2017	8.67%
Annual Return 2018	(7.58%)
Annual Return 2019	24.32%